REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Vest US Large Cap 10% Buffer Strategies Fund, Vest US Large Cap 20% Buffer Strategies Fund, Vest S&P 500? Dividend Aristocrats Target Income Fund, and Vest Bitcoin Strategy Managed Volatility Fund and Board of Trustees of World Funds Trust

In planning and performing our audit of the financial statements of Vest US Large Cap 10% Buffer Strategies Fund, Vest US Large Cap 20% Buffer Strategies Fund, Vest S&P 500? Dividend Aristocrats Target Income Fund, and the consolidated financial statements of Vest Bitcoin Strategy Managed Volatility Fund (the “Funds”), each a series of World Funds Trust, as of and for the year ended October 31, 2025, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A fund’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles (GAAP). A fund’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the fund; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with GAAP, and that receipts and expenditures of the fund are being made only in accordance with authorizations of management and trustees of the fund; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a fund’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Funds’ annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB. However, we noted the following deficiency in the Funds’ internal control over financial reporting that we consider to be a material weakness, as defined above. This condition was considered in determining the nature timing, and extend of the procedures performed in our audit of the financial statements of the Funds as of and for the year ended October 31, 2025, and does not affect our report thereon dated February 23, 2026.

A trade correction made for Vest S&P 500? Dividend Aristocrats Target Income Fund during the fiscal year resulted in a material reclassification to the Fund’s financial statements and related tax disclosures. Controls were not operating at an appropriate level of precision to properly record realized gain (loss), change in unrealized appreciation (depreciation) and related tax disclosures for financial reporting purposes for the Fund. There is no impact to the net assets or net asset value of the Fund’s shares. The reclassifications identified were corrected in the October 31, 2025 financial statements, prior to issuance.

This report is intended solely for the information and use of management and the Board of Trustees of the Funds and the

Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

COHEN & COMPANY, LTD. Cleveland, Ohio February 23, 2026

Commonwealth Fund Services, Inc.

8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235

To: Vest S&P 500 Dividend Aristocrats Target Income Fund

From: Karen Shupe, Managing Director

Date: February 24, 2026

Subject: Control Weakness Remediation

In response to the auditor’s identification that controls were not operating at an appropriate level of precision to properly record realized gain (loss), change in unrealized appreciation (depreciation) and related tax disclosures for financial reporting purposes for the Fund, Commonwealth Fund Services, Inc., the Fund’s administrator, is taking steps to remediate the weakness and strengthen the related control environment, including additional staff training focused on trade correction processing; enhanced roll-forward analytics for realized and unrealized activity; and formal subsidiary to ledger reconciliations added to appropriate checklists to ensure reconciling items are addressed promptly.